INCOME TAX	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
INCOME TAX

Note 18. Income Taxes

U.S. and international components of income (loss) before income taxes is as follows:

	Year Ended December 31,
(Thousands)	2022	2021	2020
U.S.	(51,607)	(28,573)	(147,196)
International	(3,743)	3,897	786
Loss before income taxes	$(55,350)	$(24,676)	$(146,410)

Income tax expense (benefit) consisted of the following:

	Year Ended December 31,
(Thousands)	2022	2021	2020
Current expense (benefit)
Federal	$—	$—	$—
State	529	179	201
Foreign	1,619	(99)	510
Total current	2,148	80	711
Deferred expense (benefit)
Federal	173	(4,617)	(15,230)
State	81	(901)	(3,003)
Foreign	(2,291)	2,070	(23)
Total deferred	(2,037)	(3,448)	(18,256)

Income tax expense (benefit)	$111	$(3,368)	$(17,545)

A reconciliation of income tax expense (benefit) to the federal statutory rate is as follows:

	Year Ended December 31,
(Thousands)	2022	2021	2020
Income tax expense (benefit) at US statutory income tax rate	$(11,624)	$(5,182)	$(30,746)
State income tax expense (benefit), net of federal benefit	(1,507)	(773)	(2,844)
Foreign rate differential	(15)	(304)	(179)
Change in fair value of warrants	6,232	—	—
Goodwill impairment	—	—	16,624
Global intangible low-taxed income (“GILTI”) inclusion	—	1,095	22
Transaction costs	—	260	507
Other permanent differences	323	78	136
Step-up on C Corp conversion	—	—	(1,578)
Change in valuation allowance	7,319	632	513
Provision to return adjustments	(320)	(166)	—
Effect of change in foreign tax rates	(552)	1,181	—
Other	255	(189)	—
Income tax expense (benefit)	$111	$(3,368)	$(17,545)

Effective tax rate	(0.20)%	13.6%	12.0%

Deferred income tax assets and liabilities were recognized on temporary differences between the financial and tax basis of existing assets and liabilities as follows:

(Thousands)	December 31, 2022	December 31, 2021
Deferred tax assets
Liabilities and reserves	$2,300	$3,501
Interest limitation	16,256	8,884
Net operating losses	13,483	8,850
Transaction expenses	206	79
Inventories	1,449	—
Stock compensation	794	—
Derivatives	552	—
Operating lease liabilities	2,430	—
Other	269	711
Total	37,739	22,025
Valuation allowance	(8,464)	(1,145)
Total deferred tax assets, net	$29,275	$20,880
Deferred tax liabilities
Property, plant and equipment	$(13,334)	$(10,581)
Intangible assets	(27,358)	(29,221)
Derivatives	—	(4,451)
Inventories	—	(2,035)
Right-of-use assets	(2,403)	—
Other	(535)	(107)
Total	(43,630)	(46,395)
Net deferred tax liability	$(14,355)	$(25,515)

We establish a valuation allowance to reduce deferred tax assets if, based on the weight of the available evidence, both positive and negative, for each respective tax jurisdiction, it is more likely than not that some portion or all of the deferred tax assets will not be realized. A valuation allowance related to domestic deferred tax assets of $6.9 million was recorded, of which $5.5 million was against a portion of the Company’s Section 163(j) interest limitation carryforward, and the remainder was against certain state net operating losses as of December 31, 2022. There was no such valuation allowance against domestic deferred tax assets as of December 31, 2021. A valuation allowance related to foreign deferred tax assets of $1.6 million and $1.1 million was recorded against certain foreign net operating losses as of December 31, 2022 and 2021, respectively. The amount of deferred tax assets considered realizable could be adjusted in the near term, resulting in an increase to the valuation allowance, if estimates of future taxable income during the carryforward period are reduced.

Activity in the valuation allowance is as follows:

(Thousands)	December 31, 2022	December 31, 2021
Beginning balance	$1,145	$513
Additions	7,319	632
Ending Balance	$8,464	$1,145

As of December 31, 2022, the Company had federal net operating loss carryforwards of approximately $42.9 million which do not expire. As of December 31, 2022, the Company had post-apportionment state net operating loss carryforwards of approximately $38.5 million which begin to expire in 2031. As of December 31, 2022, the Company had foreign net operating loss carryforwards of approximately $5.9 million which begin to expire in 2026.

As of December 31, 2022 and 2021, the Company’s reserve for uncertain tax positions was $0.1 million and includes potential interest and penalties, which are recorded as a component of income tax expense (benefit). The Company does not expect any significant changes to unrecognized tax benefits within the next twelve months.

As a result of the U.S. Tax Cuts and Jobs Act of 2017, or the Tax Act, our accumulated foreign earnings have been subjected to U.S. tax. Moreover, all future foreign earnings will be subject to a new territorial tax system and dividends received deduction regime in the U.S. As of December 31, 2022, undistributed earnings of certain foreign subsidiaries of approximately $8.9 million are intended to be permanently reinvested outside the U.S. Accordingly, no provision for foreign withholding tax or state income taxes associated with a distribution of these earnings has been made. Determination of the amount of the unrecognized deferred tax liability on these unremitted earnings is not practicable.

We are subject to taxation in the United States and various states and foreign jurisdictions, including the United Kingdom. As of December 31, 2022, we have no tax years under examination by the IRS, and there are currently no state or foreign income tax examinations in process. The Company is subject to United States federal income tax examinations for years after 2018 and to state and foreign income tax examinations for years after 2017.

CIK 0001846136 Riverview Acquisition Corp
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets at December 31, 2021 is as follows:

December 31,
2021
Deferred tax assets
Net operating loss carryforward	$31,111
Startup/Organization Expenses	149,455
Unrealized gain/loss – Trust	(2,137)
Total deferred tax assets	178,429
Valuation Allowance	(178,429)
Deferred tax assets, net	$—

The income tax provision for the period from February 4, 2021 (inception) through December 31, 2021 consists of the following:

December 31,
2021
Federal
Current	$—
Deferred	(178,429)

State and Local
Current	—
Deferred	—

Change in valuation allowance	178,429

Income tax provision	$—

As of December 31, 2021, the Company had $148,147 of U.S. federal net operating loss carryovers available to offset future taxable income. The net operating losses generated do not expire.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 4, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $178,429.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the period from February 4, 2021 (inception) through December 31, 2021 is as follows:

December 31,
2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrants	(28.5)%
Change in fair value of over-allotment liability	(0.4)%
Transaction costs	4.8%
Meals and entertainment	0.0%
Valuation allowance	3.1%
Income tax provision	0.0%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to the recording of full valuation allowances on deferred tax assets and permanent differences.

The Company files income tax returns in the U.S. federal jurisdiction. The Company’s tax returns for the year ended December 31, 2021 remain open and subject to examination. The Company considers Tennessee to be a significant state tax jurisdiction.